Inventory (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory
Carrying value of stock held	$ 1,057,240		$ 611
Inventory written off		$ 19,563	0	$ 0
Inventories recorded as cost of sales	1,216,129	0	0	$ 0
UK
Inventory
Carrying value of stock held		0	$ 611
Inventories recorded as cost of sales	$ 566,252	$ 43,022